UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2944

                       Oppenheimer Quest Value Fund, Inc.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: OCTOBER 31
                                                ----------

                   Date of reporting period: JANUARY 31, 2005
                                             ----------------
ITEM 1. SCHEDULE OF INVESTMENTS.

 STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
 -------------------------------------------------------------------------------

                                                                              Shares              Value
 ----------------------------------------------------------------------------------------------------------
 COMMON STOCKS--99.7%
 ----------------------------------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--11.2%
 ----------------------------------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--1.3%
 Carnival Corp.                                                               50,000     $    2,880,000
 ----------------------------------------------------------------------------------------------------------
 McDonald's Corp.                                                            313,200         10,144,548
                                                                                         ------------------
                                                                                             13,024,548
 ----------------------------------------------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS--1.2%
 Eastman Kodak Co.                                                           375,000         12,408,750
 ----------------------------------------------------------------------------------------------------------
 MEDIA--7.6%
 Liberty Media Corp., Cl. A 1                                              3,473,100         36,259,164
 ----------------------------------------------------------------------------------------------------------
 Time Warner, Inc. 1                                                         200,000          3,600,000
 ----------------------------------------------------------------------------------------------------------
 UnitedGlobalCom, Inc., Cl. A 1                                            3,828,100         37,400,537
                                                                                         ------------------
                                                                                             77,259,701
 ----------------------------------------------------------------------------------------------------------
 MULTILINE RETAIL--1.1%
 Sears Roebuck & Co.                                                         225,000         11,306,250

 CONSUMER STAPLES--5.3%
 ----------------------------------------------------------------------------------------------------------
 TOBACCO--5.3%
 Altria Group, Inc.                                                          849,800         54,242,734

 ENERGY--9.3%
 ----------------------------------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--1.6%
 Halliburton Co.                                                             389,700         16,028,361
 ----------------------------------------------------------------------------------------------------------
 OIL & GAS--7.7%
 BP plc, ADR                                                                 873,300         52,066,146
 ----------------------------------------------------------------------------------------------------------
 ChevronTexaco Corp.                                                         394,100         21,439,040
 ----------------------------------------------------------------------------------------------------------
 Petroleo Brasileiro SA, ADR                                                 131,900          5,361,735
                                                                                         ------------------
                                                                                             78,866,921
 FINANCIALS--26.7%
 ----------------------------------------------------------------------------------------------------------
 COMMERCIAL BANKS--8.0%
 Bank of America Corp.                                                       900,000         41,733,000
 ----------------------------------------------------------------------------------------------------------
 Wells Fargo & Co.                                                           650,000         39,845,000
                                                                                         ------------------
                                                                                             81,578,000
 ----------------------------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--9.1%
 Citigroup, Inc.                                                           1,000,000         49,050,000
 ----------------------------------------------------------------------------------------------------------
 Lehman Brothers Holdings, Inc.                                              469,700         42,831,943
                                                                                         ------------------
                                                                                             91,881,943
 ----------------------------------------------------------------------------------------------------------
 INSURANCE--5.0%
 AFLAC, Inc.                                                                 254,600         10,059,246
 ----------------------------------------------------------------------------------------------------------
 Genworth Financial, Inc., Cl. A                                             422,900         11,219,537
 ----------------------------------------------------------------------------------------------------------
 Prudential Financial, Inc.                                                  376,700         20,307,897
 ----------------------------------------------------------------------------------------------------------
 XL Capital Ltd., Cl. A                                                      128,700          9,624,186
                                                                                         ------------------
                                                                                             51,210,866
 ----------------------------------------------------------------------------------------------------------
 THRIFTS & MORTGAGE FINANCE--4.6%
 Countrywide Financial Corp.                                                 750,000         27,750,000
 ----------------------------------------------------------------------------------------------------------
 Freddie Mac                                                                 290,100         18,940,629
                                                                                         ------------------
                                                                                             46,690,629
 HEALTH CARE--4.1%
 ----------------------------------------------------------------------------------------------------------
 BIOTECHNOLOGY--2.0%
 Wyeth                                                                       500,000         19,815,000


1     |     Oppenheimer Quest Value Fund, Inc.


 STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
 -------------------------------------------------------------------------------

                                                                             Shares              Value
 ----------------------------------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--0.9%
 WellPoint, Inc. 1                                                            75,000     $    9,112,500
 ----------------------------------------------------------------------------------------------------------
 PHARMACEUTICALS--1.2%
 Pfizer, Inc.                                                                204,200          4,933,472
 ----------------------------------------------------------------------------------------------------------
 Sanofi-Aventis SA, ADR                                                      200,000          7,444,000
                                                                                         ------------------
                                                                                             12,377,472
 INDUSTRIALS--19.0%
 ----------------------------------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--9.4%
 Boeing Co.                                                                    3,500            177,100
 ----------------------------------------------------------------------------------------------------------
 Empresa Brasileira de Aeronautica SA, ADR                                   343,900         10,953,215
 ----------------------------------------------------------------------------------------------------------
 Honeywell International, Inc.                                             1,409,600         50,717,408
 ----------------------------------------------------------------------------------------------------------
 Raytheon Co.                                                                885,400         33,113,960
                                                                                         ------------------
                                                                                             94,961,683
 ----------------------------------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--3.7%
 Cendant Corp.                                                             1,602,600         37,741,230
 ----------------------------------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--5.9%
 3M Co.                                                                      350,000         29,526,000
 ----------------------------------------------------------------------------------------------------------
 General Electric Co.                                                        277,400         10,022,462
 ----------------------------------------------------------------------------------------------------------
 Tyco International Ltd.                                                     567,900         20,523,906
                                                                                         ------------------
                                                                                             60,072,368
 INFORMATION TECHNOLOGY--11.5%
 ----------------------------------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--1.3%
 Cisco Systems, Inc. 1                                                       750,000         13,530,000
 ----------------------------------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--2.9%
 International Business Machines Corp.                                       317,900         29,698,218
 ----------------------------------------------------------------------------------------------------------
 SOFTWARE--7.3%
 Compuware Corp. 1                                                           811,400          5,598,660
 ----------------------------------------------------------------------------------------------------------
 Microsoft Corp.                                                             772,800         20,309,184
 ----------------------------------------------------------------------------------------------------------
 Novell, Inc. 1                                                            1,526,997          8,810,773
 ----------------------------------------------------------------------------------------------------------
 Synopsys, Inc. 1                                                            710,900         12,085,300
 ----------------------------------------------------------------------------------------------------------
 Take-Two Interactive Software, Inc. 1                                       758,300         26,730,075
                                                                                         ------------------
                                                                                             73,533,992
 MATERIALS--4.5%
 ----------------------------------------------------------------------------------------------------------
 CHEMICALS--2.0%
 Praxair, Inc.                                                               476,800         20,573,920
 ----------------------------------------------------------------------------------------------------------
 METALS & MINING--2.5%
 Alcan, Inc.                                                                 350,000         13,919,500
 ----------------------------------------------------------------------------------------------------------
 Inco Ltd. 1                                                                 143,700          4,729,167
 ----------------------------------------------------------------------------------------------------------
 Novelis, Inc. 1                                                              70,000          1,568,700
 ----------------------------------------------------------------------------------------------------------
 Phelps Dodge Corp.                                                           52,500          5,055,750
                                                                                         ------------------
                                                                                             25,273,117
 TELECOMMUNICATION SERVICES--3.9%
 ----------------------------------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--3.9%
 IDT Corp., Cl. B 1                                                        1,355,400         19,843,056
 ----------------------------------------------------------------------------------------------------------
 Verizon Communications, Inc.                                                556,800         19,816,512
                                                                                         ------------------
                                                                                             39,659,568

2     |     Oppenheimer Quest Value Fund, Inc.


 STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
 -------------------------------------------------------------------------------

                                                                             Shares              Value
 ----------------------------------------------------------------------------------------------------------
 UTILITIES--4.2%
 ----------------------------------------------------------------------------------------------------------
 ELECTRIC UTILITIES--4.2%
 AES Corp. (The) 1                                                         2,641,200     $   37,108,860
 ----------------------------------------------------------------------------------------------------------
 Reliant Energy, Inc. 1                                                      400,400          4,984,980
                                                                                         ------------------
                                                                                             42,093,840
                                                                                         ------------------
 Total Common Stocks (Cost $898,204,847)                                                  1,012,941,611


                                                                           Principal
                                                                              Amount
 ----------------------------------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--0.5%
 ----------------------------------------------------------------------------------------------------------
 Undivided interest of 0.31% in joint repurchase agreement
 (Principal Amount/Value $1,603,710,000, with a maturity value of
 $1,603,819,141) with UBS Warburg LLC, 2.45%, dated 1/31/05, to be repurchased at $4,907,334 on 2/1/05, collateralized by
 Federal National Mortgage Assn., 5%--6%, 3/1/34--8/1/34, with
 a value of $1,637,129,989  (Cost $4,907,000)                         $     4,907,000         4,907,000
 ----------------------------------------------------------------------------------------------------------

 Total Investments, at Value (Cost $903,111,847)                                100.2%    1,017,848,611
 ----------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                                           (0.2)       (1,739,273)
                                                                      -------------------------------------
 Net Assets                                                                     100.0%   $1,016,109,338
                                                                      =====================================

 Footnote to Statement of Investments

 1. Non-income producing security.


FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $903,936,715
                                              =============

Gross unrealized appreciation                 $133,243,601
Gross unrealized depreciation                  (19,331,705)
                                              -------------
Net unrealized appreciation                   $113,911,896
                                              =============


NOTES TO QUARTERLY STATEMENT OF INVESTMENTS


SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of



3     |     Oppenheimer Quest Value Fund, Inc.

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

FOREIGN CURRENCY CONTRACTS. A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of January 31, 2005, the Fund had no outstanding foreign currency contracts.


4     |     Oppenheimer Quest Value Fund, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

          (a)  Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest Value Fund, Inc.


By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

By:       /s/Brian W. Wixted
          ------------------
          Brian W. Wixted

          Chief Financial Officer

Date:     March 17, 2005